Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property, Plant and Equipment
10.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

December 31, 2019	Gross Cost	Accumulated Depreciation	Net Cost
Land	78	—	78
Buildings	905	(505)	400
Facilities & leasehold improvements	3,193	(2,762)	431
Machinery and equipment	15,336	(12,790)	2,546
Computer and R&D equipment	382	(335)	47
Operating lease right-of-use assets	266	(60)	206
Other tangible assets	110	(93)	17
Construction in progress	282	—	282
Total	20,552	(16,545)	4,007

December 31, 2018	Gross Cost	Accumulated Depreciation	Net Cost
Land	79	—	79
Buildings	902	(487)	415
Facilities & leasehold improvements	3,170	(2,748)	422
Machinery and equipment	14,882	(12,582)	2,300
Computer and R&D equipment	381	(334)	47
Other tangible assets	123	(93)	30
Construction in progress	202	—	202
Total	19,739	(16,244)	3,495

The line “Construction in progress” in the table above includes property, plant and equipment under construction and equipment under qualification before operating.

On January 1, 2019, the Company adopted the new guidance on lease accounting and lease right-of-use assets are included in plant, property and equipment.  The impact of the adoption of this new guidance is further described in Note 11.

The depreciation charge was $785 million, $727 million and $592 million in 2019, 2018 and 2017, respectively.

As described in Note 7, the acquisition of Norstel resulted in the recognition of property, plant and equipment of $11 million.

Tax incentives and capital investment funding, which has reduced property, plant and equipment, has totaled $54 million, $149 million and $139 million for the years ended December 31, 2019, 2018 and 2017, respectively.  Tax incentives and public funding reduced depreciation charges by $53 million, $42 million and $21 million in 2019, 2018 and 2017, respectively.

For the years ended December 31, 2019, 2018 and 2017 the Company sold property, plant and equipment for cash proceeds of $7 million, $1 million and $3 million, respectively.

For the year ended December 31, 2019, the Company recorded impairment charges of $3 million on long-lived assets.  There was no impairment recognized for the years ended December 31, 2018 and 2017.